Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity

5. Shareholders’ Equity

Under the terms of our 2011 Incentive Plan (the “Plan”), the number of shares authorized under the Plan may be increased each January 1st by an amount equal to the least of (a) 1,300,000 shares, (b) 4.0% of our outstanding common stock as of the end of our immediately preceding fiscal year, and (c) a lesser amount determined by the Board of Directors (the “Board”), provided that the number of shares that may be granted pursuant to awards in a single year may not exceed 10% of our outstanding shares of common stock on a fully diluted basis as of the end of the immediately preceding fiscal year. Effective January 1, 2018, the total number of shares of common stock authorized under the Plan was 10,784,032 shares.

Under the terms of the Plan, the Board may grant awards to employees, officers, directors, consultants, agents, advisors and independent contractors. Awards may consist of stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards or other stock or cash-based awards. Stock options are granted with an exercise price equal to the closing price of our stock on the date of grant, and generally have a ten-year term and vest over a period of 48 months with the first 25.0% of the shares subject to the option vesting one year from the grant date and the remaining 75.0% of the shares subject to the option vesting in equal monthly increments over the subsequent 36 months. As of March 31, 2018, there were 4,310,900 shares of unissued common stock authorized and available for future awards under the Plan.

(a) Stock options:

A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2018	4,016,653	$0.54
Options granted	395,000	0.37
Options cancelled/expired	(46,250)	2.51

Balance at March 31, 2018	4,365,403	$0.35
Exercisable, March 31, 2018	3,261,984	$0.52
Vested and expected to vest	4,093,196	$0.50

(b) Restricted stock awards:

Effective as of January 1, 2018, equity compensation for non-employee director service will be an annual restricted stock unit award with a value of $15,000 based on the closing share price of the first business day in January.

A summary of our restricted stock activity is as follows:

	Restricted Shares	Weighted- Average Grant Date Fair Value	Weighted- Average Contractual Life
Non-vested restricted stock at January 1, 2018	—	$—
Granted	202,705	0.37

Non-vested restricted stock at March 31, 2018	202,705	$0.37	9.8 years

(c) Stock-based compensation expense:

Stock-based compensation expense is recognized using the straight-line attribution method over the employees’ requisite service period. We recognize compensation expense for only the portion of stock options or restricted stock expected to vest. Therefore, we apply estimated forfeiture rates that are derived from historical employee attrition. If the actual number of forfeitures differs from those estimated by management, additional adjustments to stock-based compensation expense may be required in future periods.

At March 31, 2018, we had unrecognized compensation expense related to stock options and non-vested restricted stock of $276,000 to be recognized over a weighted-average period of 2.2 years.

The following table summarizes the stock-based compensation expense (in thousands):

	Three months ended March 31,
	2018	2017
Type of awards:
Stock options	$31	$42
Restricted stock	18	—

	$49	$42

Income statement account:
Selling and marketing	$15	$16
General and administrative	34	26

	$49	$42

We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Three months ended March 31,
	2018	2017
Expected dividend yield	—	—
Expected stock price volatility	67.0%	74.0%
Risk-free interest rate	2.6%	2.0%
Expected term (in years)	5.6 years	5.2 years
Weighted-average grant date fair-value	$0.23	$0.28

The aggregate intrinsic value of stock options outstanding at March 31, 2018 and 2017 was $48,000 and $210,000, respectively, and for options exercisable was $46,000 and $188,000, respectively. The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date less the exercise price of the option. There were 0 and 38,646 options exercised during the three months ended March 31, 2018 and 2017, respectively. The aggregate intrinsic value of the options exercised during the three months ended March 31, 2018 and 2017 was $0 and $3,000, respectively.

8. Shareholders’ Equity

Under the terms of our 2011 Incentive Plan (the “Plan”), the number of shares authorized under the Plan may be increased each January 1st by an amount equal to the least of (a) 1,300,000 shares, (b) 4.0% of our outstanding common stock as of the end of our immediately preceding fiscal year, and (c) a lesser amount determined by the Board of Directors (the Board), provided that the number of shares that may be granted pursuant to awards in a single year may not exceed 10% of our outstanding shares of common stock on a fully diluted basis as of the end of the immediately preceding fiscal year. Effective January 1, 2017, the total number of shares of common stock authorized under the Plan increased to 10,784,032 shares.

Under the terms of the Plan, the Board may grant awards to employees, officers, directors, consultants, agents, advisors and independent contractors. Awards may consist of stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards or other stock or cash-based awards. Stock options are granted at the closing price of our stock on the date of grant, and generally have a ten-year term and vest over a period of 48 months with the first 25.0% cliff vesting one year from the grant date and monthly thereafter. As of December 31, 2017, there were 4,862,355 shares of unissued common stock authorized and available for future awards under the Plan.

(a) Stock options:

A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2017	3,663,716	$0.54
Options granted	551,583	0.45
Options exercised	(123,646)	0.41
Options cancelled/expired	(75,000)	0.47

Balance at December 31, 2017	4,016,653	$0.54
Exercisable, December 31, 2017	2,964,278	$0.56
Vested and expected to vest	3,765,395	$0.54

The following table summarizes information about stock options outstanding and exercisable under our stock incentive plans at December 31, 2017:

	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.25 to $0.50	3,062,153	7.13	$0.40	2,163,696	6.52	$0.38
$0.51 to $1.09	795,750	4.99	0.77	641,832	4.18	0.80
$1.10 to $2.99	95,000	3.37	1.20	95,000	3.37	1.20
$3.00 to $3.29	63,750	0.35	3.28	63,750	0.35	3.28

	4,016,653	6.51	0.54	2,964,278	5.78	0.56

(b) Stock-based compensation expense:

Stock-based compensation expense is recognized using the straight-line attribution method over the employees’ requisite service period. We recognize compensation expense for only the portion of stock options or restricted stock expected to vest. Therefore, we apply estimated forfeiture rates that are derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to stock-based compensation expense may be required in future periods.

At December 31, 2017, we had unrecognized compensation expense related to stock options of $169,000 to be recognized over a weighted-average period of 2.4 years.

The following table summarizes the stock-based compensation expense (in thousands):

	Year Ended December 31,
	2017	2016
Income statement account:
Selling and marketing	$60	$49
General and administrative	127	158

	$187	$207

We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Year Ended December 31,
	2017	2016
Expected dividend yield	—	—
Expected stock price volatility	72.2%	80.2%
Risk-free interest rate	1.9%	1.7%
Expected term (in years)	5.3 years	5.8 years
Weighted-average grant date fair-value	$0.28	$0.33

During the year ended December 31, 2017, no material modifications were made to outstanding stock options.

The aggregate intrinsic value of stock options outstanding at December 31, 2017 and 2016 was $56,000 and $185,000 and for options exercisable was $54,000 and $152,000, respectively. The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date less the exercise price of the option. The total intrinsic value of options exercised during the year ended December 31, 2017 and 2016 was $10,000 and $3,000, respectively. The Company’s policy is to issue new shares upon exercise of options.

(c) Employee Stock Purchase Plan:

In May 2007, our shareholders approved our 2007 Employee Stock Purchase Plan (ESPP) which allows eligible employees to acquire shares of our common stock at a discount. The ESPP includes 300,000 shares available for issuance, and no amounts have been issued under the ESPP through December 31, 2017.